Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Liabilities [Abstract]
Schedule of flow through premium liability [Table Text block]
Balance, December 31, 2023	$-
Add:
Excess of subscription price over fair value of flow through common shares	$261
Foreign currency translation adjustment	(3)
Less:
Income tax recovery	(258)
Balance, December 31, 2024	-

Add:
Excess of subscription price over fair value of flow through common shares	$199
Foreign currency translation adjustment	1
Less:
Income tax recovery	(148)
Balance, December 31, 2025	52

Schedule of deferred royalty liability [Table Text Block]

Balance, December 31, 2022	131
Add:
Accretion	22
Less:
Advance royalty payment	(35)
Sale of investment (1)	(118)
Balance, December 31, 2023, 2024, and 2025	$-

Current portion	$-
Long term portion	-

Schedule of continuity of lease liability [Table Text Block]

Balance, December 31, 2023	$215

Add:
Interest	12
Foreign currency translation	(15)
Less:
Payments	(62)

Balance, December 31, 2024	$150

Add:
Interest	9
Foreign currency translation	5
Less:
Payments	(62)

Balance, September 30, 2025	$102

Current portion	62
Long term portion	40
Balance, December 31, 2025	$102